UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



             Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Guerrilla Capital Management, LLC

Address:  237 Park Avenue
          New York, New York 10017


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Siris
Title:  Managing Member
Phone:  212-692-7692


Signature, Place and Date of Signing:

/s/ Peter Siris                     New York, NY              August 16, 2010
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    65

Form 13F Information Table Value Total:   $90,833
                                         (thousands)


List of Other Included Managers:

         NONE

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
                                                    FORM 13F INFORMATION TABLE
                                                          June 30, 2010



COLUMN 1                        COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                 TITLE                      VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION  MNGERS   SOLE      SHARED  NONE
A POWER ENERGY GENERAT SYS L   COM              G04136100    1163      163,281  SH        SOLE         NONE      163,281
ALEXCO RESOURCE CORP           COM              01535P106      31       11,700  SH        SOLE         NONE       11,700
AMERICAN LORAIN CORP           COM              027297100    5962    2,099,118  SH        SOLE         NONE    2,099,118
AMERICAN ORIENTAL BIOENGR IN   COM              028731107     938      372,103  SH        SOLE         NONE      372,103
ASBURY AUTOMOTIVE GROUP INC    COM              043436104    1731      164,276  SH        SOLE         NONE      164,276
AUGUSTA RES CORP               COM NEW          050912203      55       35,800  SH        SOLE         NONE       35,800
BEST BUY INC                   COM              086516101     356       10,500  SH        SOLE         NONE       10,500
CHINA MARINE FOOD GROUP LTD    COM              16943R106    1780      430,052  SH        SOLE         NONE      430,052
CHINA GREEN AGRICULTURE INC    COM              16943W105    1548      172,332  SH        SOLE         NONE      172,332
CHINA HOUSING & LAND DEV INC   COM              16939V103     205       88,320  SH        SOLE         NONE       88,320
CHINA INFORMATION SEC TECH I   COM              16944F101     247       47,533  SH        SOLE         NONE       47,533
CHINA JO-JO DRUGSTORES INC     COM NEW          16949A206     811      193,000  SH        SOLE         NONE      193,000
CHINA NEW BORUN CORP           ADR              16890T105     351       60,000  SH        SOLE         NONE       60,000
CHINA PHARMA HLDGS INC         COM              16941T104    6911    2,513,181  SH        SOLE         NONE    2,513,181
CHINA RITAR POWER CORP         COM              169423100    2082      573,618  SH        SOLE         NONE      573,618
CHINA SEC & SURVE TECH INC     COM              16942J105    4709    1,019,342  SH        SOLE         NONE    1,019,342
CHINA SKY ONE MED INC          COM              16941P102    3120      241,788  SH        SOLE         NONE      241,788
CHINA TRANSINFO TECHNLGY COR   COM              169453107      76       14,000  SH        SOLE         NONE       14,000
CHINA XD PLASTICS CO LTD       COM              16948F107     850      125,058  SH        SOLE         NONE      125,058
CHINA YIDA HOLDINGS CO         COM NEW          16945D204    6387      440,753  SH        SOLE         NONE      440,753
CHINACAST EDU CORP             COM              16946T109    1480      249,141  SH        SOLE         NONE      249,141
CHINANET ONLINE HLDGS INC      COM              16949H102     340       97,000  SH        SOLE         NONE       97,000
DERMA SCIENCES INC             COM PAR $.01     249827502     256       53,205  SH        SOLE         NONE       53,205
DUOYUAN PRTG INC               COM              26605B109     483       62,500  SH        SOLE         NONE       62,500
ENDEAVOR INTL CORP INC         NOTE 6.000% 1/1  29257MAB6     148      140,050  PRN       SOLE         NONE      140,050
EVER GLORY INTL GRP INC        COM NEW          299766204     398      132,565  SH        SOLE         NONE      132,565
EVOLUTION PETROLEUM CORP       COM              30049A107     108       21,500  SH        SOLE         NONE       21,500
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109      81       11,605  SH        SOLE         NONE       11,605
FUNTALK CHINA HOLDINGS LIMIT   SHS              G36993106     361       50,100  SH        SOLE         NONE       50,100
FUQI INTERNATIONAL INC         COM NEW          36102A207     103       15,200  SH        SOLE         NONE       15,200
FUSHI COPPERWELD INC           COM              36113E107    5852      716,885  SH        SOLE         NONE      716,885
GENERAL STEEL HOLDINGS INC     COM              370853103     225       95,546  SH        SOLE         NONE       95,546
GOLDCORP INC NEW               COM              380956409     380        8,148  SH        SOLE         NONE        8,148
GULF RESOURCES INC             COM PAR $0.0005  40251W309     705       82,100  SH        SOLE         NONE       82,100
HARBIN ELECTRIC INC            COM              41145W109    3139      188,544  SH        SOLE         NONE      188,544
HOLLYSYS AUTOMATION TECHNOLO   SHS              G45667105     332       36,846  SH        SOLE         NONE       36,846
HQ SUSTAINABLE MARITIM IND I   COM NEW          40426A208     269       53,821  SH        SOLE         NONE       53,821
IMAX CORP                      COM              45245E109    1419       97,212  SH        SOLE         NONE       97,212
KINGTONE WIRELESSINFO SOL HL   SPONSORED ADR    496880105     522      204,000  SH        SOLE         NONE      204,000
LIHUA INTL INC                 COM              532352101     130       18,597  SH        SOLE         NONE       18,597
LITHIA MTRS INC                CL A             536797103     991      160,277  SH        SOLE         NONE      160,277
NOAH ED HLDGS LTD              ADR              65487R303      85       23,500  SH        SOLE         NONE       23,500
PACIFIC SUNWEAR CALIF INC      COM              694873100      68       21,194  SH        SOLE         NONE       21,194
PENSKE AUTOMOTIVE GRP INC      COM              70959W103     438       38,600  SH        SOLE         NONE       38,600
PERFUMANIA HLDGS INC           COM NEW          71376C100     660       69,514  SH        SOLE         NONE       69,514
PUDA COAL INC                  COM PAR $.001    744674300    1216      165,900  SH        SOLE         NONE      165,900
QKL STORES INC                 COM              74732Y105    5936    1,413,333  SH        SOLE         NONE    1,413,333
QUIKSILVER INC                 COM              74838C106     235       63,400  SH        SOLE         NONE       63,400
RICKS CABARET INTL INC         COM NEW          765641303     813      103,081  SH        SOLE         NONE      103,081
RINO INTERNATIONAL CORPORATI   COM              766883        319       25,500  SH        SOLE         NONE       25,500
SEARCHMEDIA HOLDINGS LTD       SHS              G8005Y106      84       27,687  SH        SOLE         NONE       27,687
SINOCOKING COAL & COKE CH IN   COM              829357102    1950      160,000  SH        SOLE         NONE      160,000
SMARTHEAT INC                  COM              83172F104     264       46,200  SH        SOLE         NONE       46,200
SONIC AUTOMOTIVE INC           CL A             83545G102    1857      216,910  SH        SOLE         NONE      216,910
SORL AUTO PTS INC              COM              78461U101    1403      168,595  SH        SOLE         NONE      168,595
SUTOR TECH GROUP LTD           COM              869362103     116       58,221  SH        SOLE         NONE       58,221
TIANYIN PHARMACEUTICAL CO IN   COM              88630M104     549      198,846  SH        SOLE         NONE      198,846
UNIVERSAL TRAVEL GROUP         COM NEW          91388Q202     121       20,654  SH        SOLE         NONE       20,654
VCG HLDG CORP                  COM              91821K101    1076      655,875  SH        SOLE         NONE      655,875
VISIONCHINA MEDIA INC          SPONS ADR        92833U103     131       43,721  SH        SOLE         NONE       43,721
WONDER AUTO TECHNOLOGY INC     COM              978166106    2211      301,985  SH        SOLE         NONE      301,985
YONGYE INTL INC                COM              98607B106    5922      859,504  SH        SOLE         NONE      859,504
YUCHENG TECHNOLOGIES LTD       COM              G98777108     503      139,289  SH        SOLE         NONE      139,289
YUHE INTERNATIONAL INC         COM              988432100    2585      361,027  SH        SOLE         NONE      361,027
ZHONGPIN INC                   COM              98952K107    5257      447,018  SH        SOLE         NONE      447,018



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